Allowance for Loan Losses - Changes in Allowance for Loan Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Allowance For Loan Losses [Line Items]
Balance, beginning of year	$ 5,095	$ 6,801	$ 6,815
Provision (recovery) charged to operations	(389)	28	1,832
Charge-offs	(1,231)	(1,971)	(1,991)
Recoveries	263	242	145
Net (charge-offs)	(968)	(1,729)	(1,846)
Other		(5)
Balance, end of year	3,738	5,095	6,801
Commercial [Member]
Schedule Of Allowance For Loan Losses [Line Items]
Balance, beginning of year	2,665	2,791	2,904
Provision (recovery) charged to operations	(302)	784	985
Charge-offs	(749)	(1,005)	(1,167)
Recoveries	102	96	69
Net (charge-offs)	(647)	(909)	(1,098)
Other		(1)
Balance, end of year	1,716	2,665	2,791
Non-Commercial [Member]
Schedule Of Allowance For Loan Losses [Line Items]
Balance, beginning of year	2,430	4,010	3,911
Provision (recovery) charged to operations	(87)	(756)	847
Charge-offs	(482)	(966)	(824)
Recoveries	161	146	76
Net (charge-offs)	(321)	(820)	(748)
Other		(4)
Balance, end of year	$ 2,022	$ 2,430	$ 4,010